Investments - Schedule of Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 46.2	$ 47.0	$ 91.6	$ 98.3
Investment expenses	(2.2)	(2.4)	(3.9)	(4.2)
Net investment income	44.0	44.6	87.7	94.1
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(0.7)	0.8	(0.7)	1.6
Net realized gain on derivatives	0.0	0.0	0.1	0.0
Net realized and unrealized gains on other investments	26.4	4.6	26.9	5.7
Change in provision for expected credit losses	(0.8)	1.3	(3.0)	5.3
Net realized and unrealized investment gains	24.9	6.7	23.3	12.6
Total realized and unrealized investments gains/(losses) and net investment income	$ 68.9	$ 51.3	$ 111.0	$ 106.7